Commitments and Contingencies (Details) - Schedule of future minimum payments under lease commitments $ in Thousands	Jun. 30, 2021 USD ($)
Schedule of future minimum payments under lease commitments [Abstract]
Six months period ending December 31, 2021	$ 2,293
2022	3,637
2023	3,135
2024	2,361
2025	1,944
2026	1,944
Thereafter	17,596
Total	$ 32,910